Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Details Of Subsidiaries And Variable Interest Entity
Subsidiary	Place of incorporation	Particular of issued and fully paid up capital		Company’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands		$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$	10,000	100%	-	100%	Investment holding

Hong Kong Four Divisions International Limited	Hong Kong	HK$	10,000	100%	-	100%	Real estate management

Hong Kong Three Entities Digital Technology Limited	Hong Kong	HK$	10,000	100%	-	100%	Digital security technology

Hong Kong Yiyou Digital Technology Development Co., Limited.	Hong Kong	HK$	100,000	100%	-	100%	Intellectual property rights management

Wuhan Chutian Investment Holding Limited.	PRC		$3,000,000	100%	-	100%	Investment holding

Shenzhen Four Divisions Global Industrial Operation Co., Ltd.	PRC		$1,000,000	100%	-	100%	Real estate management

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB	450,000,000	80%	-	80%	Microfinance lender

Schedule Of Accompanying Consolidated Financial
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Total current assets	556,757	194,526
Total non-current assets	39,233	36,329
Total assets	595,990	230,855

Total current liabilities	297,829	316,162
Total liabilities	297,829	316,162
	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Interest income on loans	20,627	44,797	11,218
Net loss	(125,370)	(23,947)	(385,041)